Goodwill and Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024	Feb. 02, 2026	Nov. 21, 2025	Sep. 25, 2025	Dec. 31, 2023
Goodwill and Other Intangible Assets, Net [Line Items]
Provisional goodwill	$ 75,607		$ 62,630	$ 18,476
Aggregate amortization expense for intangible assets	$ 2,900	$ 700	6,200	$ 700
Dealer reportable segments [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Provisional goodwill							$ 31,800
Residential Solar Installation reportable segment [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Provisional goodwill						$ 30,800
SunPower Businesses [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Aggregate amortization expense for intangible assets			1,400
New Homes Reportable Segment [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Provisional goodwill					$ 9,300
Residential Solar Installation reportable segment [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Provisional goodwill			18,300
New Homes Businesses reportable segment [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Provisional goodwill			$ 200